Transactions with Related Parties, Castor Ships (Predecessor) (Details) - Robin Energy Ltd. Predecessor [Member]	4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) $ / d	Dec. 31, 2024 USD ($) $ / d	Jun. 30, 2022 $ / d	Mar. 07, 2023 USD ($) $ / d	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) $ / d	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Management Agreements [Abstract]
Management fees					$ 386,162		$ 688,547	$ 666,500
Due from related parties, non-current		$ 388,542			388,542		388,542
Due from related parties, current		$ 12,376,064			12,376,064		18,319,786
Related Party [Member] | Castor Ships [Member]
Management Agreements [Abstract]
Management fees					386,162		688,547	449,300
Sale and purchase commission							179,900
Related Party [Member] | Castor Ships [Member] | Pro Forma [Member]
Management Agreements [Abstract]
Quarterly management fee					200,000
Administration fees					800,000		800,000	800,000
Related Party [Member] | Castor Ships [Member] | Voyage Expenses [Member]
Management Agreements [Abstract]
Charter hire commissions					125,409		195,890	195,471
Related Party [Member] | Castor Ships [Member] | General and Administrative Expense [Member]
Management Agreements [Abstract]
Administration fees					$ 162,156		279,855	$ 28,691
Related Party [Member] | Castor Ships [Member] | Ship Management Agreements [Member]
Management Agreements [Abstract]
Daily fee for services | $ / d			250
Commission rate on charter agreements			1.25%
Commission rate on each vessel sale and purchase transaction			1.00%
Recovery fee multiplier		2			2
Related Party [Member] | Castor Ships [Member] | Master Management Agreement [Member]
Management Agreements [Abstract]
Daily fee for services | $ / d	1,039	1,071		975		1,039
Commission rate on charter agreements		6.25%		1.25%
Commission rate on each vessel sale and purchase transaction		1.00%		1.00%
Quarterly management fee	$ 800,000	$ 820,000		$ 750,000		$ 800,000
Minimum value of shares and/or other securities issued by entity in maritime industry		$ 10,000,000			$ 10,000,000
Term of agreement					8 years
Renewal term of agreement					8 years
Termination fee multiplier		7			7
Funding period for advance to cover vessel daily operating costs					2 months
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Advances [Member]
Management Agreements [Abstract]
Due from related parties, non-current		$ 388,542			$ 388,542		388,542
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Deposits [Member]
Management Agreements [Abstract]
Due from related parties, current		$ 461,613			$ 461,613		$ 1,173,677